CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses		$ 2,603,313		$ 3,560	$ 4,338,184
General and administrative expenses - related party		30,000			60,000
Franchise tax expense		(49,315)		2,075	(141,586)
Loss from operations		(2,682,628)			(4,539,770)
Other income (expense)
Change in fair value of derivative warrant liabilities		(917,000)			(4,539,990)
Offering costs - derivative warrant liabilities		0			(827,601)
Income from investments held in Trust Account		13,408			128,612
Net loss before income tax		3,586,220			9,778,749
Income tax expense		0			0
Net loss		$ (3,586,220)	$ (6,192,529)	$ (5,635)	$ (9,778,749)
Weighted average shares outstanding, basic and diluted	[1]			8,750,000
Basic and diluted net loss per common share				$ 0.00
Class A Common Stock
Other income (expense)
Weighted average shares outstanding, basic and diluted		40,250,000			40,250,000
Basic and diluted net loss per common share		$ 0			$ 0
Class B Common Stock
Other income (expense)
Net loss		$ (3,586,220)			$ (9,778,749)
Weighted average shares outstanding, basic and diluted		10,062,500			10,011,740
Basic and diluted net loss per common share		$ (0.36)			$ (0.98)

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).